Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 536	$ 197	$ 2,345	$ 2,191
Dividend income	609	614	1,217	1,222
Interest expense [member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	1	1	2	3
Interest and dividend income [Member]
Disclosure of detailed information about financial instruments [line items]
Insurance premiums, investment and fee income	$ 139	$ 123	$ 288	$ 255